Intangible Assets and Others, net (Schedule of Pre-tax Discount Rate and Terminal Value Growth Rate) (Details)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	11.00%	10.80%
Terminal value growth rate	1.00%	0.90%
Fixed-line segment [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	10.60%	10.30%
Terminal value growth rate	1.50%	1.50%